DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Direct Operating Costs [Abstract]
Depreciation and amortization	$ 153	$ 191	$ 348	$ 386
Transportation and distribution	62	50	134	101
Compensation	41	38	80	73
Operations and maintenance	35	37	70	79
Cost of inventory	0	0	0	2
Other	12	13	26	27
Total	$ 303	$ 329	$ 658	$ 668